PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

Note 8 — PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of June 30,
	2026	2025
Electronic equipment	$399,979	$443,076
Transportation equipment	106,098	100,484
Leasehold improvements	751,740	-
Less: accumulated depreciation	(378,472)	(419,057)
Plant and equipment, net	$879,345	$124,503

Depreciation expenses were $55,129, accumulated depreciation transferred out from disposal of plant and equipment was $117,218, and currency translation difference were $21,504 for the year ended June 30, 2026. Loss from plant and equipment written off was $6,169 for the year ended June 30, 2026.

Depreciation expenses were $48,537 and currency translation differences were $5,653 for the year ended June 30, 2025. No plant and equipment were written off for the year ended June 30, 2025.

Depreciation expenses were $131,582, accumulated depreciation transferred out from disposal of plant and equipment was $70,166, and currency translation differences were $1,031 for the year ended June 30, 2024. Loss from plant and equipment written off was $3,695 for the year ended June 30, 2024.

For the years ended June 30, 2026, 2025 and 2024, the Company did not record any impairment loss of plant and equipment.